Long Term Obligations 10K	6 Months Ended
Jun. 30, 2011
Debt
Long-term Debt [Text Block]

NOTE 5.  Long Term Obligations

On December 7, 2010, the Company entered a $2,000,000 Loan and Security Agreement (“LSA”) with Oxford Finance Corporation (“Oxford”). Borrowings under this term loan are at an interest rate of approximately 13%, and for the first six months, interest only is repayable, after which the balance of principal and interest are repayable in equal monthly installments over a thirty month period. The Company granted Oxford a first priority security interest in all of its assets.

The Company issued a total of 95,368 warrants to Oxford in connection with the LSA. These warrants have a term of five years, and an exercise price of $1.468. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.41, an expected term of four years, estimated volatility of 43.96%, a zero dividend rate and a risk-free interest rate of 1.305%, the Company determined the total allocated fair value of the warrants to be $46,230.

Further, the Company incurred initial costs of $157,240 to obtain the LSA, and a fee of $95,000 will be payable to Oxford on termination.

Deferred financing costs consisted of the following at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009

Debt issuance costs	$298,470	$––

Less accumulated amortization	(10,885)	––

Debt issuance costs, net	$287,585	$––

Non-cash interest expense totaled $10,885 for the year ended December 31, 2010.

The Company leases its office space for use in its operations under non-cancellable operating leases that expire in April 2015 and December 2013. The Company leases equipment under a capital lease that expires in August 2011.

Aggregate future minimum obligations for leases and the term loan in effect as of December 31, 2010 are as follows:

	Operating Leases	Capital Leases	Term Loan

Year ending December 31,
2011	$435,513	$9,117	$657,636
2012	477,722	––	941,470
2013	500,745	––	863,014
2014	487,324	––	—
2015	168,837	––	—

Total minimum obligations	$2,070,141	9,117	2,462,120

Less amounts representing interest		(265)	(462,120)

Present value of future minimum payments		8,852	2,000,000

Less current portion of long term obligations		(8,852)	(410,532)

Long term obligations, less current portion		$––	$1,589,468

Rent expense totaled $504,777 and $210,009 for the years ended December 31, 2010 and 2009, respectively, and $1,199,044 for the period from inception to December 31, 2010.

Interest expense related to capital leases totaled $1,272 and $5,495 for the years ended December 31, 2010 and 2009, respectively, and $24,631 for the period from inception to December 31, 2010.